Income Taxes - Income Tax Examination (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 United States [Member]	Dec. 31, 2012 U.S. Federal [Member] Minimum [Member]	Dec. 31, 2012 U.S. Federal [Member] Maximum [Member]	Dec. 31, 2012 State [Member] Minimum [Member]	Dec. 31, 2012 State [Member] Maximum [Member]	Dec. 31, 2012 Canada [Member]	Dec. 31, 2011 Canada [Member]	Dec. 31, 2012 Japan [Member]	Dec. 31, 2010 Japan [Member]
Income Tax Examination [Line Items]
Favorable income tax examination benefits						$ 14	$ 12	$ 13
Increase (decrease) in valuation allowance	$ 17								$ (40)
Income tax statues of limitations period		3 years	5 years	3 years	5 years